Related party transactions (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Key Person Management Compensation [Abstract]
Fixed Compensation		R$ 89,518	R$ 90,580	R$ 83,633
Variable Compensation - in cash		70,816	48,526	42,718
Variable Compensation - in shares		80,832	34,155	34,567
Others	[1]	46,937	54,494	11,919
Total Short-Term Benefits		288,103	227,755	172,837
Variable Compensation - in cash		92,704	31,797	31,268
Variable Compensation - in shares		102,046	30,060	34,455
Total Long-Term Benefits		194,750	61,857	65,723
Total	[2]	R$ 482,853	R$ 289,612	R$ 238,560

[1]	In the first half of 2018, the Management of Banco Santander decided to carry out an early initiative, which was practiced by the Bank's liberality.
[2]	R$310,688 refers to the amount recognized as an expense for the year ended December 31, 2019 (2018 - R$114,588) and R$172,165 refers to deferred expense from previous years approved on each respective year (2018 - R$175,024), by Banco Santander and its subsidiaries to their Directors for the positions they hold at Banco Santander and other companies of the Santander Conglomerate. The amounts related to the Variable and Share-Based Compensation will be paid in the subsequent periods.